NOTE 5 -LEASES: Schedule of Operating leases (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Operating leases
Assets:	December 31, 2020
Operating lease right-of-use asset	$49,984

Liabilities:
Current Portion of Long-Term Operating Lease	$29,172
Long-Term Operating Lease, Net of Current Portion	15,178
$44,350